Investment Holding Level 4 Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure	$ 975,000,000	$ 914,000,000
Variable Interest Entity, Commitments by Third Parties, Liquidity and Other Arrangements	461	474
Variable Interest Entity, Primary Beneficiary, Maximum Loss Exposure, Amount		$ 0
Fixed Income Funds [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Primary Beneficiary, Maximum Loss Exposure, Amount	$ 0